Stock-Based Compensation (Weighted Average Assumptions Used in Calculating Fair Value of Stock Option) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Risk free interest rate	1.30%	2.90%	2.80%
Expected life of option in years	6 years 6 months 0 days	6 years 4 months 24 days	5 years 10 months 24 days
Expected dividend yield	3.30%	3.30%	3.40%
Expected volatility	29.40%	28.00%	28.50%